SCHEDULE OF LOSS BEFORE INCOME TAX BENEFIT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total loss before income tax	$ 31,960	$ 30,508	$ 30,333
UNITED KINGDOM
Total loss before income tax	32,324	29,938	27,751
IRELAND
Total loss before income tax	361	918	1,539
SPAIN
Total loss before income tax	(1,003)	(340)	1,043
UNITED STATES
Total loss before income tax	$ 278	$ (8)